Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	At December 31,
	2022	2021
	$’m	$’m
Raw materials and consumables	347	268
Work-in-progress	6	6
Finished goods	214	133
	567	407